Average Annual Total Returns - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 29, 2023
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(24.41%)
Since Inception	(10.53%)	[1]
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.50%)
Since Inception	(10.65%)	[1]
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.39%)
Since Inception	(7.96%)	[1]
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(22.80%)
Since Inception	(9.38%)	[2]
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(21.21%)
Since Inception	(7.72%)	[3]
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.61%)
Since Inception	(6.84%)	[4]
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.51%)
Since Inception	(6.71%)	[5]
RS003
Average Annual Return:
Past 1 year	(19.21%)
Since Inception	(7.07%)
IXWX9
Average Annual Return:
Past 1 year	(19.76%)
Since Inception	(6.04%)

[1]	A From June 15, 2021 .
[2]	B From June 15, 2021 .
[3]	C From June 15, 2021 .
[4]	D From June 15, 2021 .
[5]	E From June 15, 2021 .